RELATED PARTIES - Disclosure of compensation for key management personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 4,986	$ 4,509
Post-employment benefits	922	730
Share-based compensation expense	4,761	2,995
Key management personnel compensation	$ 10,669	$ 8,234